Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Operating lease cost	$ 361	$ 287	$ 646	$ 566
Variable lease cost (not included in the measurement of lease liabilities)	273	194	548	445
Total lease costs	634	480	1,194	1,010
Total additions to operating right-of-use assets	$ 19,119	$ 0	$ 19,119	$ 0